Financial Statement Schedule I (Details 2) (USD $)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	$ 549,543,359	$ 228,249,512	$ 141,968,182	$ 343,994,679
Accounts receivable trade, net of allowance for doubtful accounts of $5,209,909 and $4,302,411 at December 31, 2013 and 2014, respectively	366,938,857	280,693,762
Inventories	432,325,119	231,157,811
Amounts due from related parties - current	4,216,925	4,688,692
Advances to suppliers, net	47,172,491	42,028,270
Prepaid expenses and other current assets	142,650,572	71,108,921
Total current assets	2,315,886,821	1,719,355,606
Deferred tax assets, net	66,855,860	62,950,243
Other non-current assets	56,629,648	43,978,760
TOTAL ASSETS	3,072,423,650	2,453,735,356
Current liabilities:
Short-term borrowings	725,512,738	778,512,504
Accounts payable	412,937,350	280,806,420
Amounts due to related parties	17,592,403	19,871,718
Other current liabilities	85,456,179	105,489,622
Total current liabilities	1,949,265,280	1,778,358,864
Accrued warranty costs	54,644,261	40,604,652	58,334,424	47,021,352
Convertible notes	150,000,000
Long-term borrowings	134,299,521	151,391,572
Liability for uncertain tax positions	15,578,988	17,191,672
TOTAL LIABILITIES	2,340,338,972	2,041,289,252
Equity:
Common shares - no par value: unlimited authorized shares, 51,034,343 and 55,161,856 shares issued and outstanding at December 31,2013 and 2014, respectively	675,236,489	561,241,785
Additional paid-in capital	(25,682,022)	(32,121,269)
Retained earnings (Accumulated deficit)	46,998,469	(192,502,848)
Accumulated other comprehensive income	20,058,063	53,911,113
Total Canadian Solar Inc. shareholders' equity	716,610,999	390,528,781
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	3,072,423,650	2,453,735,356
Parent Company
Current assets:
Cash and cash equivalents	3,454,972	29,585,498	11,247,306	7,924,686
Accounts receivable trade, net of allowance for doubtful accounts of $5,209,909 and $4,302,411 at December 31, 2013 and 2014, respectively	4,005,689	351,207
Inventories	442,606	156,179
Amounts due from related parties - current	252,569,838	128,261,643
Advances to suppliers, net	1,991,396
Prepaid expenses and other current assets	5,852,442	2,240,692
Total current assets	268,316,943	160,595,219
Investment in subsidiaries	534,848,697	252,177,589
Deferred tax assets, net	3,655,138	4,863,395
Amount due from related parties- non-current	150,000,000	150,000,000
Other non-current assets	48,219,119	28,491,395
TOTAL ASSETS	1,005,039,897	596,127,598
Current liabilities:
Short-term borrowings		12,246,050
Accounts payable	4,560	13,127
Amounts due to related parties	99,011,445	141,139,539
Other current liabilities	6,824,785	3,936,495
Total current liabilities	105,840,790	157,335,211
Accrued warranty costs	18,272,826	18,188,694
Convertible notes	150,000,000
Long-term borrowings		16,393,089
Liability for uncertain tax positions	14,315,282	13,681,821
TOTAL LIABILITIES	288,428,898	205,598,815
Equity:
Common shares - no par value: unlimited authorized shares, 51,034,343 and 55,161,856 shares issued and outstanding at December 31,2013 and 2014, respectively	675,236,489	561,241,785
Additional paid-in capital	(25,682,022)	(32,121,269)
Retained earnings (Accumulated deficit)	46,998,469	(192,502,847)
Accumulated other comprehensive income	20,058,063	53,911,114
Total Canadian Solar Inc. shareholders' equity	716,610,999	390,528,783
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND EQUITY	$ 1,005,039,897	$ 596,127,598